Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Non-cash share-based compensation for salaries and salary related costs	$ 2,124	$ 2,722
Non-cash share-based compensation for professional fees and consulting	$ 1,692	$ 405